Investments in equity method investees - summarized financial information of equity method investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 USD ($)
Operating data:
Revenue	¥ 941,168	$ 130,350	¥ 868,687	¥ 853,062
Cost of revenue	(586,323)	(81,205)	(549,695)	(539,450)
Income from operations	113,350	15,699	100,351	69,638
Net income (loss)	71,332	$ 9,879	65,573	47,079
Balance sheet data:
Current assets	752,864		697,966		$ 104,270
Current liabilities	421,507		385,351		$ 58,378
Equity method investments
Operating data:
Revenue	451,861		441,495	541,712
Cost of revenue	(312,422)		(297,895)	(371,076)
Income from operations	56,646		27,163	38,006
Net income (loss)	75,820		(86,761)	¥ 113,970
Balance sheet data:
Current assets	619,857		591,660
Non-current assets	788,137		803,288
Current liabilities	469,259		409,055
Non-current liabilities	83,997		115,399
Noncontrolling interests and mezzanine equity	¥ 13,863		¥ 14,023